Revenues	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
REVENUES

NOTE 10 - REVENUES

The Company’s revenues are derived primarily from the sale of consoles and disposables. Revenues from warranty and services are not material and therefore are included in revenue from consoles in the following table.

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020

Consoles	1,002	1,560	1,817
Disposables	1,336	1,208	1,006
Exclusive distribution agreement	747	1,370	1,045
	3,085	4,138	3,868

For maintenance agreements that provide service beyond the Company’s standard warranty and other service agreements, revenue is recognized over the contract term. A time-based measure of progress appropriately reflects the transfer of services to the customer. Payment terms between the Company and its customers vary by the type of customer and the territory of sale. The term between invoicing and the payment due date is not significant.

Exclusive distribution agreement in China

On June 12 2022, the Chinese Subsidiary signed an exclusive sale and distribution agreement for the Consoles and disposables with Shanghai Medtronic Zhikang Medical Devices Co. Ltd. (“Shanghai Medtronic Zhikang”) and Turing for an initial term of 36 months, with a minimum purchase target of $3.5 million within this term. Pursuant to the Distribution Agreement, the Chinese Subsidiary will sell the Products to Turing, which will import the Products from Israel to mainland China, and resell them to Shanghai Medtronic Zhikang. Shanghai Medtronic Zhikang will be responsible for, among other matters: (i) marketing and promoting the Products within mainland China; and (ii) holding professional medical education events for the Products within mainland China. Turing will be responsible for warehousing, logistics, warranty services, training, and other support and after sale services.

Under the terms of the Distribution Agreement, if Shanghai Medtronic Zhikang meets the accumulated three-year Minimum Purchase Target, it will then have the right to extend the term of the Distribution Agreement for three consecutive years subject to an agreement on a new Minimum Purchase Target. The Distribution Agreement may be terminated in certain circumstances, including in the event of default, material breach or insolvency.

Furthermore, under the Distribution Agreement’s terms, the Chinese Subsidiary will be responsible for obtaining and maintaining any and all regulatory approvals in mainland China required for marketing, promotion, distribution, sale and use of the Products, issued by mainland China’s NMPA, its local branches or any other government authorities. The Chinese Subsidiary has already obtained Regulatory approvals for the consoles and is required to obtain Regulatory Approvals for the disposable Cryoprobes for commercial procedures within nine months of the Effective Date of the Distribution Agreement. If the Chinese Subsidiary fails to obtain the Regulatory Approvals for the Cryoprobes by such time, Shanghai Medtronic Zhikang has the right to terminate the Distribution Agreement.

Exclusive distribution agreement in Japan

On August 30, 2019, the Company entered into an exclusive distribution agreement with Terumo Corporation (“Terumo”), in which Terumo will be appointed as an exclusive distributor of the Company’s products in Japan and in Singapore. According to the agreement, Terumo will take full responsibility for registration, importing, marketing, selling, promoting, and distributing the Company’s products for cryoablation of breast cancer in Japan and Singapore.

The agreement is for a period of five years from the date of the receipt of regulatory approvals for the sale of the Company’s products in Japan, which will be extended automatically for an additional period of five years each, unless either party notifies the other party of its intention to terminate the agreement at least one year prior to the end of the period of the agreement (either the initial five year period or any of the renewal periods). The agreement can be canceled in certain circumstances. Pursuant to the agreement, Terumo will be responsible and will bear the costs of performing the activities that are required, including clinical research, insofar as they may be required, for the purpose of receiving the regulatory approvals in Japan.

As of December 31, 2022, the Company is unable to assess what will be required for the purpose of receiving such regulatory approvals. The Company assesses that, the timeframe for obtaining the regulatory approval in Japan is approximately between three to four years from the time of signing the agreement.

The Company assessed the following promises in the contract in order to identify all relevant performance obligations:

●	Sale of products (consoles and disposables);

●	Providing technical regulatory and clinical materials and information for obtaining the regulatory approval;

●	Assistance and support in submitting and obtaining the reimbursement approval from the Japanese Ministry of Health for the medical procedures;

●	Stand ready obligation to keep providing the consoles and disposables throughout the contract term; and

●	Providing exclusivity rights to Terumo.

The Company assessed all of the aforementioned promises and identified 3 performance obligations as follows:

(1)	Selling products;

(2)	Providing technical regulatory and clinical materials and information and support services in obtaining the regulatory approval; and

(3)	Assistance and support in submitting and obtaining the reimbursement approval from the Japanese Ministry of Health for the medical procedures.

The stand ready obligation and the exclusive rights were not recognized as separate performance obligations.

The overall fixed consideration is as follows:

(1)	$1,000 were paid to the Company for an exclusive distribution right and sharing of information for the purpose of a submission of a regulatory approval request to the Japanese regulatory authorities; and

(2)	$3,000 were paid to the Company as an advance payment, of which $1,500 were paid in 2019 and the remaining balance was paid in 2020.

In addition, milestones have been set, for which, if met, the Company will receive the following amounts (that were identified by the Company as variable consideration):

(1)	$250 will be paid to the Company upon the submission of an application for regulatory approval for the products in Japan;

(2)	$250 will be paid to the Company upon the receipt of regulatory approval in Japan (considered as variable consideration); and

(3)	$500 will be paid to the Company upon the receipt of approval for medical reimbursement for the procedure in Japan (considered as variable consideration).

The Company evaluated whether the aforementioned milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal will not occur, the associated milestone value is included in the transaction price. The receipt of the regulatory approval and the receipt of approval for medical reimbursement milestone payments are not within the control of the Company or Terumo, and hence are not considered probable of being achieved until those approvals are received. However, the submission of the application for the regulatory approval milestone payment is considered probable of being achieved and thus the Company included this milestone payment in the allocation of the transaction price.

A total amount of $4,250 was allocated to the identified performance obligations as follows:

Consoles and disposables – $866 were allocated based on sale price of these products to similar customers in similar contracts

Submission of an application for regulatory approval – $250 were allocated based on a standalone selling price of the submission fee.

Assistance in obtaining the regulatory approval – $3,134 were allocated based on the residual approach since the Company has not yet established a price for this service and has not sold it on a standalone basis

The Company recognizes revenues from sales of consoles and disposables when the control is transferred to Terumo and recognizes revenue from assistance in obtaining the regulatory approval over the estimated period as evaluated by the Company.

As of December 31, 2022, the Company has received $4,000 of the total consideration, of which $3,727 was recognized as revenue.